Cover	Jul. 18, 2023
Cover [Abstract]
Entity Registrant Name	SOLITARIO RESOURCES CORP.
Entity Central Index Key	0000917225
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jul. 18, 2023
Entity File Number	001-32978
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-1285791
Entity Address Address Line 1	4251 Kipling Street
Entity Address Address Line 2	Suite 390
Entity Address City Or Town	Wheat Ridge
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80033
City Area Code	303
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	534-1030
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	XPL
Security Exchange Name	NYSE